UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA	19090-1904
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 866.447.4228

Date of fiscal year end:  06/30/2011

Date of reporting period: 06/30/2011

ITEM 1.

REPORTS TO SHAREHOLDERS

The Annual report to Shareholders for the period ended June 30, 2011 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

ANNUAL REPORT

Eventide Gilead Fund

June 30, 2011

Mutual Fund Series Trust

(Formerly known as CATALYST FUNDS)

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

Dear valued shareholder:

The first half of 2011 has been tumultuous, but the Eventide Gilead Fund’s Retail Class has outperformed the S&P 500 during both this period and over the past year.  For the period from January 1, 2011 through June 30, 2011, the Retail Class return was 13.58%(1) versus 6.02%(1) for the S&P 500 Total Return Index(2) and for the period from July 1, 2010 through June 30, 2011, the Retail Class return was 47.93% versus 30.69% for the S&P 500 Total Return Index.

The Fund’s total returns for all share classes during the fiscal year ended 06/30/11 and the period since inception through 06/30/11 as compared to the S&P 500 Total Return Index were as follows:

	Year Ended 06/30/11	Since Inception 07/08/08 Retail Class 10/28/09 Class A & C 02/02/10 Class I
Retail Class	47.93%	15.50%
Class A without sales charge	47.93%	31.31%
Class A with sales charge	39.42%	26.75%
Class C	46.83%	30.27%
Class I	48.18%	22.18%
S&P 500 Total Return Index(3)	30.69%	3.51%

In our portfolio, biotech companies with little dependency on the macro-environment have generated substantial outperformance. Companies like Pharmacyclics (Nasdaq: PCYC), Ariad (Nasdaq: ARIA), and Momenta (Nasdaq: MNTA) have been notable winners. All share the characteristics of having best-in-class molecules or technology and having little correlation to GDP growth. One could even make the case that Momenta is actually a counter-cyclical company, since they sell generic medications, which should perform well in a cost-pressured environment.

Notable underperformers include companies dependent on cyclical growth such as Amtech Systems (Nasdaq: ASYS) and Juniper Networks (Nasdaq: JNPR). We, and many others, believed that Juniper would show less cyclicality, but this belief proved wrong.

As we look back over the year, a recurring theme has been the outperformance over secular growth compared to cyclical growth, and that will likely continue to occur. The following chart highlights the Fund's sector allocation as of June 30, 2011.

Sector Allocation Chart

Percentages in the above chart are based on market value of the Fund’s portfolio as of June 30, 2011 and are subject to change.

Because of the atmosphere of fear, we believe there are tremendous opportunities in the market. The fears triggered by the European debt crisis and American debt ceiling politics have badly damaged consumer and investor confidence, leading to precipitous sell offs. One company serves as a good illustration of why we believe that we will outperform in the future.

A core holding of ours for approximately two years has been Domtar (Nasdaq: UFS). Domtar is the largest producer of paper in North America. The company's ticker, UFS, stands for uncoated free-sheet, the type of paper used for photocopying and as ordinary writing paper. Domtar might also be the most environmentally responsible paper manufacturer in the world. Domtar has the first-rate problem of generating more cash than they can invest back into the business, and management has said that this cash would largely be returned to investors. In the second quarter of 2011, the company actually repurchased 4% of its stock on the open market. This is similar to a ~16% annualized dividend. Assuming the share price stayed flat, the company could buy back all of its stock in roughly 6 years! The company has also greatly delivered its balance sheet to net debt of approximately 3% of total capitalization, far lower than historic norms. For those who are patient, we believe that Domtar will reap handsome returns.

We continue to believe that the best way to invest is not to watch the market too closely and get caught in its feverish gyrations. We believe that values-based well run companies should outperform over time, as they have done in the past. The key is to maintain a long term, patient discipline.

We hope that you can spend meaningful and restful time with your families this summer.

Sincerely,

Finny Kuruvilla, MD PhD

This report is intended for the Fund’s shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.  To obtain a prospectus or other information about the Fund, please call 1-877-453-7877.  Please read the prospectus carefully before investing.

(1) Aggregate total return, not annualized. The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted.  Updated performance data to the most recent month-end can be obtained by calling 1-877-453-7877. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

(2) The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index, although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index. The Eventide Gilead Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index.

(3) Since inception returns assume inception date of 07/08/2008.

EVENTIDE GILEAD FUND                                                                                ANNUAL REPORT

June 30, 2011 (Unaudited)

COMPARISON OF A $10,000 INVESTMENT IN THE EVENTIDE GILEAD FUND RETAIL CLASS AND THE S&P 500 TOTAL RETURN INDEX

$15,000
$13,000
$11,000
$9,000
$7,000
$5,000
$15,361
$11,082
7-8-2008
9-30-2008
12-31-2008
3-31-2009
6-30-2009
9-30-2009
12-31-2009
3-31-2010
6-30-2010
9-30-2010
12-31-2010
3-31-2011
6-30-2011
Eventide Gilead Fund Retail Class
S&P 500 Total Return Index

Average Annual Total Returns

			Commencement of Operations
		One Year	through June 30, 2011
Retail Class (1)		47.93%	15.50%
Class A (2)	Without sales charge	47.93%	31.31%
	With sales charge of 5.75%	39.42%	26.75%
Class C (2)	Without contingent deferred sales charge	46.83%	30.27%
Class I (3)		48.18%	22.18%
S&P 500 Total Return Index (4)		30.69%	3.51%

(1)

Eventide Gilead Fund Retail Class shares commenced operations on July 8, 2008.

(2)

Eventide Gilead Fund Class A and Class C shares commenced operations on October 28, 2009.

(3)

Eventide Gilead Fund Class I shares commenced operations on February 2, 2010.

(4)

Since inception return assumes inception date of July 8, 2008.

EVENTIDE GILEAD FUND                                                                                ANNUAL REPORT

June 30, 2011 (Unaudited)

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be found by calling 1-877-453-7877.

The above graph depicts the performance of the Eventide Gilead Fund versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Eventide Gilead Fund, which will not invest in certain securities comprising this index.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 877-453-7877.  Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Fund prospectus dated November 1, 2010 were as follows:
Eventide Gilead Fund Retail Class, gross of fee waivers or expense reimbursements	4.13%
Eventide Gilead Fund Retail Class, after waiver and reimbursement	1.63%
Eventide Gilead Fund Class A, gross of fee waivers or expense reimbursements	3.61%
Eventide Gilead Fund Class A, after waiver and reimbursement	1.68%
Eventide Gilead Fund Class C, gross of fee waivers or expense reimbursements	4.31%
Eventide Gilead Fund Class C, after waiver and reimbursement	2.43%
Eventide Gilead Fund Class I, gross of fee waivers or expense reimbursements	3.21%
Eventide Gilead Fund Class I, after waiver and reimbursement	1.43%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 fees and extraordinary expenses) at 1.42% through October 31, 2011. Total Gross Operating Expenses during the year ended June 30, 2011 were 2.57%, 2.63%, 3.37% and 2.37% for the Eventide Gilead Fund’s Retail Class, Class A, Class C and Class I shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the year ended
June 30, 2011.

 EVENTIDE GILEAD FUND

June 30, 2011

                      ANNUAL REPORT

Information About Your Fund’s Expenses – Eventide Gilead Fund (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the sales load, redemption fees imposed by the Fund for certain short-term redemptions and the wire transfer fees imposed by the Fund; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 invested at the beginning of the period and held for the entire period of 01/01/11 through 6/30/11.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 01/01/11 through 06/30/11
Actual Fund Return (in parentheses)	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Expenses Paid During Period(1)
Eventide Gilead Fund Retail Class (+13.58%)	$ 1,000.00	$ 1,135.80	$ 8.74
Eventide Gilead Fund Class A (+13.58%)	$ 1,000.00	$ 1,135.80	$ 9.00
Eventide Gilead Fund Class C (+13.17%)	$ 1,000.00	$ 1,131.70	$ 12.95
Eventide Gilead Fund Class I (+13.62%)	$ 1,000.00	$ 1,136.20	$ 7.68

Hypothetical 5% Fund Return	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Expenses Paid During Period(1)
Eventide Gilead Fund Retail Class	$ 1,000.00	$ 1,016.60	$ 8.25
Eventide Gilead Fund Class A	$ 1,000.00	$ 1,016.40	$ 8.50
Eventide Gilead Fund Class C	$ 1,000.00	$ 1,012.60	$ 12.23
Eventide Gilead Fund Class I	$ 1,000.00	$ 1,017.60	$ 7.25

 (1) Expenses are equal to the Fund’s annualized expense ratios of 1.65%, 1.70%, 2.45% and 1.45% for the Eventide Gilead Fund Retail Class, Class A, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the period  from 01/01/11 to 06/30/11.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS

June 30, 2011	ANNUAL REPORT

	Shares	Value
COMMON STOCKS - (93.11%)

Auto Manufacturers - (2.89%)
Tesla Motor, Inc. *	15,900	$ 463,167

Auto Parts & Equipment - (2.77%)
Dana Holding Corp. *	7,800	142,740
TRW Automotive Holdings Corp. *	5,100	301,053
		443,793

Biotechnology - (10.46%)
Amarin Corp. PLC - ADR *	10,100	146,147
ARIAD Pharmaceuticals, Inc. *	52,200	591,426
Exact Sciences Corp. *	18,000	154,800
Momenta Pharmaceuticals, Inc. *	15,400	299,684
NPS Pharmaceuticals, Inc. *	30,200	285,390
Sangamo Biosciences, Inc. *	33,800	199,082
		1,676,529

Chemicals - (5.32%)
Innophos Holdings, Inc.	2,900	141,520
Kronos Worldwide, Inc.	10,000	314,500
LyondellBasell Industries NV	10,300	396,756
		852,776

Commercial Services - (8.79%)
Macquarie Infrastructure Co. LLC	18,400	507,840
RSC Holdings, Inc. *	42,800	511,888
United Rentals, Inc. *	15,300	388,620
		1,408,348

Computers - (0.97%)
Fortinet, Inc. *	5,700	155,553

Electric - (0.45%)
Westar Energy, Inc.	2,700	72,657

Electrical Component & Equipment - (2.43%)
A123 Systems, Inc. *	73,100	388,892

Electronics - (3.96%)
Arrow Electronics, Inc. *	15,300	634,950

Engineering & Construction - (2.72%)
Chicago Bridge & Iron Co. NV	11,200	435,680

The accompanying notes are an integral part of these financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS

June 30, 2011	ANNUAL REPORT

	Shares	Value
COMMON STOCKS - (93.11%) (continued)

Food - (1.23%)
SunOpta, Inc. *	27,700	$ 196,947

Forest Products & Paper - (3.96%)
Domtar Corp.	6,700	634,624

Healthcare - Products - (0.60%)
Sirona Dental System, Inc. *	1,800	95,580

Household Products & Wares - (3.14%)
Summer Infant, Inc. *	61,950	503,034

Internet - (0.48%)
Cogent Communications Corp. *	4,500	76,545

Iron & Steel - (0.97%)
Carpenter Technology Corp.	2,700	155,736

Mining - (1.32%)
Vale SA - ADR	6,600	210,870

Oil & Gas - (3.35%)
Cabot Oil & Gas Corp.	3,500	232,085
CVR Energy, Inc. *	12,400	305,288
		537,373

Oil & Gas Services - (3.13%)
Dresser-Rand Group, Inc. *	5,700	306,375
National Oilwell Varco, Inc.	2,500	195,525
		501,900

Pharmaceuticals - (10.07%)
Elan Corp. PLC - ADR *	26,500	301,305
Pharmacyclics, Inc. *	99,900	1,042,956
Pharmasset, Inc. *	2,400	269,280
		1,613,541

Retail - (1.69%)
Lithia Motors, Inc. Class A	11,200	219,856
World Fuel Services Corp.	1,400	50,302
		270,158

The accompanying notes are an integral part of these financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS

June 30, 2011	ANNUAL REPORT

	Shares	Value
COMMON STOCKS - (93.11%) (continued)

Semiconductors - (4.98%)
Entegris, Inc. *	30,300	$ 306,636
GT Solar International, Inc. *	30,300	490,860
		797,496

Software - (7.55%)
Aspen Technology, Inc. *	13,300	228,494
Incontact, Inc. *	46,000	218,500
Pegasystems, Inc.	4,900	228,095
Red Hat, Inc. *	4,900	224,910
VMWare, Inc. Class A *	3,100	310,713
		1,210,712

Telecommunications - (6.85%)
Crown Castle International Corp. *	10,100	411,979
Juniper Networks, Inc. *	14,700	463,050
TeleNav, Inc. *	12,600	223,398
		1,098,427

Transportation - (2.50%)
CSX Corp.	15,300	401,166

Water - (0.53%)
American Water Works Co., Inc.	2,900	85,405

TOTAL COMMON STOCKS (Cost $12,765,060)		14,921,859

	Principal	Value
CORPORATE BONDS - (0.75%)

Diversified Financial Services - (0.75%)
Calvert Social Investment 1.50%, 03/31/2015	$ 120,000	120,000

TOTAL CORPORATE BONDS (Cost $119,268)		120,000

	Shares	Value
SHORT-TERM INVESTMENT - (3.36%)

Fidelity Institutional Money Market Portfolio, Class I, 0.17% **	538,210	538,210

TOTAL SHORT-TERM INVESTMENT (Cost $538,210)		538,210

The accompanying notes are an integral part of these financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS

June 30, 2011	ANNUAL REPORT

Value
TOTAL INVESTMENTS (Cost $13,422,538) - 97.22%	$ 15,580,069

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.78%	446,168

NET ASSETS - 100.00%	$ 16,026,237

*	Non-income producing security.
**	Rate shown represents the rate at June 30, 2011, is subject to change and resets daily.
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

EVENTIDE GILEAD FUND
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011	ANNUAL REPORT

Assets:
Investments, at value (identified cost $13,422,538)	$ 15,580,069
Deposits at broker	264,943
Due from manager	1,438
Receivables:
Investments sold	1,510,231
Capital shares sold	539,334
Dividends	3,294
Interest	491
Prepaid expenses	23,279
Total assets	17,923,079

Liabilities:
Payables:
Investments purchased	1,866,010
Accrued distribution and/or service (12b-1) fees	7,842
Due to administrator and related parties	7,676
Other liabilities and accrued expenses	15,314
Total liabilities	1,896,842

Net Assets	$ 16,026,237

Sources of Net Assets:
Paid-in capital	$ 12,884,824
Accumulated net realized gain on investments	983,882
Net unrealized appreciation on investments	2,157,531

Total Net Assets (Unlimited shares of beneficial interest authorized, no par value)	$ 16,026,237

Retail Class shares:
Net assets applicable to 667,162 shares outstanding	$ 9,935,325
Net asset value, offering price and redemption price per share	$ 14.89

Class A shares:
Net assets applicable to 272,303 shares outstanding	$ 4,053,642
Net asset value	$ 14.89

Maximum offering price per share [1]	$ 15.80

Minimum redemption price per share [2]	$ 14.74

Class C shares:
Net assets applicable to 59,808 shares outstanding	$ 878,428
Net asset value and offering price per share	$ 14.69

Minimum redemption price per share [3]	$ 14.54

Class I shares:
Net assets applicable to 77,595 shares outstanding	$ 1,158,842
Net asset value, offering price and redemption price per share	$ 14.93

[1]	A maximum sales charge of 5.75% is imposed on Class A shares.
[2]

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

[3]	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed in the event of certain redemption transactions within one year following such investments.

The accompanying notes are an integral part of these financial statements.

EVENTIDE GILEAD FUND
STATEMENT OF OPERATIONS

June 30, 2011	ANNUAL REPORT

For the
Year Ended
June 30, 2011

Investment income:
Dividends (net of $727 foreign tax withheld)	$ 64,348
Interest	1,846
Total investment income	66,194

Expenses:
Management fees	114,869
Distribution and/or service (12b-1) fees - Retail Class	16,877
Distribution and/or service (12b-1) fees - Class A	4,055
Distribution and/or service (12b-1) fees - Class C	5,479
Administrators and related parties fees and expenses	60,532
Registration fees	21,926
Legal fees	14,203
Custodian fees	13,384
Audit fees	12,000
Compliance officer fees	12,000
Pricing fees	4,746
Miscellaneous	3,964
Dividend expense	3,753
Networking fees	3,303
Trustee fees and expenses	2,422
Margin account interest expenses	2,204
Printing fees	1,918
Insurance fees	1,476
Total expenses	299,111
Less: fees waived and expenses absorbed	(103,626)
Net expenses	195,485

Net investment loss	(129,291)

Realized and unrealized gain on investments:
Net realized gain on investments	1,098,177
Net realized gain on securities sold short	118,087
Net change in unrealized appreciation on investments	2,491,679
Net realized and unrealized gain on investments	3,707,943

Net increase in net assets resulting from operations	$ 3,578,652

The accompanying notes are an integral part of these financial statements.

EVENTIDE GILEAD FUND
STATEMENTS OF CHANGES IN NET ASSETS

June 30, 2011	ANNUAL REPORT

	For the	For the
	Year Ended	Year Ended
	June 30, 2011	June 30, 2010

Increase (decrease) in net assets from:
Operations:
Net investment loss	$ (129,291)	$ (41,980)
Net realized gain on investments and securities sold short	1,216,264	304,637
Net unrealized appreciation (depreciation) on investments	2,491,679	(518,771)
Net increase (decrease) in net assets resulting from operations	3,578,652	(256,114)

Distributions to shareholders from:
Net realized gain - Retail Class	(173,825)	(31,105)
Net realized gain - Class A	(20,518)	(629)
Net realized gain - Class C	(10,231)	(225)
Net realized gain - Class I	(14,042)	-
Total distributions to shareholders	(218,616)	(31,959)

Capital share transactions (Note 2):
Increase in net assets from capital share transactions	6,411,094	4,790,415

Increase in net assets	9,771,130	4,502,342

Net Assets:
Beginning of year	6,255,107	1,752,765

End of year	$ 16,026,237	$ 6,255,107
Accumulated net investment income	$ -	$ -

The accompanying notes are an integral part of these financial statements.

EVENTIDE GILEAD FUND
FINANCIAL HIGHLIGHTS

June 30, 2011		ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Retail Class

	For the		For the		For the
	Year Ended		Year Ended		Period Ended
	June 30, 2011		June 30, 2010		June 30, 2009*

Net Asset Value, Beginning of Period	$ 10.25		$ 9.66		$ 10.00

Investment Operations:
Net investment income (loss)	(0.14)		(0.08)		0.02
Net realized and unrealized gain (loss) on investments	5.02		0.77		(0.33)
Total from investment operations	4.88		0.69		(0.31)

Distributions:
From net investment income	-		-		(0.02)
Distribution in excess of net investment income	-		-		(0.01)
From net realized gain	(0.24)		(0.10)		-
Total distributions	(0.24)		(0.10)		(0.03)

Net Asset Value, End of Period	$ 14.89		$ 10.25		$ 9.66

Total Return [1]	47.93%		7.00%		(2.96)%	[2]

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 9,935		$ 4,858		$ 1,753

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.57%	[4]	4.12%	[4]	10.95%	[3,4]
After fees waived and expenses absorbed	1.67%	[4]	1.63%	[4]	1.69%	[3,4]

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.98)%	[4]	(3.49)%	[4]	(9.05)%	[3,4]
After fees waived and expenses absorbed	(1.08)%	[4]	(1.00)%	[4]	(0.21)%	[3,4]

Portfolio turnover rate	487%		398%		339%	[2]

*	The Eventide Gilead Fund Retail Class shares commenced operations on July 8, 2008.
[1]	Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
[2]	Not annualized.
[3]	Annualized.
[4]

The ratios include 0.03% for the year ended June 30, 2011, 0.00% for the year ended June 30, 2010 and 0.02% for the period ended June 30, 2009 attributed to dividends on securities sold short. The ratios include 0.02% for the year ended June 30, 2011 attributed to interest expense.

The accompanying notes are an integral part of these financial statements.

EVENTIDE GILEAD FUND
FINANCIAL HIGHLIGHTS

June 30, 2011	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class A

	For the		For the
	Year Ended		Period Ended
	June 30, 2011		June 30, 2010*

Net Asset Value, Beginning of Period	$ 10.25		$ 9.69

Investment Operations:
Net investment loss	(0.07)		(0.05)
Net realized and unrealized gain on investments	4.95		0.71
Total from investment operations	4.88		0.66

Distributions:
From net realized gain	(0.24)		(0.10)
Total distributions	(0.24)		(0.10)

Net Asset Value, End of Period	$ 14.89		$ 10.25

Total Return [1]	47.93%		6.67%	[2]

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 4,054		$ 349

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.62%	[4]	3.60%	[3,4]
After fees waived and expenses absorbed	1.72%	[4]	1.67%	[3,4]

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(2.11)%	[4]	(3.15)%	[3,4]
After fees waived and expenses absorbed	(1.21)%	[4]	(1.22)%	[3,4]

Portfolio turnover rate	487%		398%	[2]

*	The Eventide Gilead Fund Class A shares commenced operations on October 28, 2009.
[1]	Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
[2]	Not annualized.
[3]	Annualized.
[4]

The ratios include 0.03% for the year ended June 30, 2011 and 0.00% for the period ended June 30, 2010 attributed to dividends on securities sold short. The ratios include 0.02% for the year ended June 30, 2011 attributed to interest expense.

The accompanying notes are an integral part of these financial statements.

EVENTIDE GILEAD FUND
FINANCIAL HIGHLIGHTS

June 30, 2011	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class C

	For the		For the
	Year Ended		Period Ended
	June 30, 2011		June 30, 2010*

Net Asset Value, Beginning of Period	$ 10.19		$ 9.69

Investment Operations:
Net investment loss	(0.17)		(0.07)
Net realized and unrealized gain on investments	4.91		0.67
Total from investment operations	4.74		0.60

Distributions:
From net realized gain	(0.24)		(0.10)
Total distributions	(0.24)		(0.10)

Net Asset Value, End of Period	$ 14.69		$ 10.19

Total Return [1]	46.83%		6.05%	[2]

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 878		$ 291

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.37%	[4]	4.30%	[3,4]
After fees waived and expenses absorbed	2.47%	[4]	2.42%	[3,4]

Ratio of net investment loss to average net assets :
Before fees waived and expenses absorbed	(2.79)%	[4]	(3.84)%	[3,4]
After fees waived and expenses absorbed	(1.89)%	[4]	(1.96)%	[3,4]

Portfolio turnover rate	487%		398%	[2]

*	The Eventide Gilead Fund Class C shares commenced operations on October 28, 2009.
[1]	Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
[2]	Not annualized.
[3]	Annualized.
[4]

The ratios include 0.03% for the year ended June 30, 2011 and 0.00% for the period ended June 30, 2010 attributed to dividends on securities sold short. The ratios include 0.02% for the year ended June 30, 2011 attributed to interest expense.

The accompanying notes are an integral part of these financial statements.

EVENTIDE GILEAD FUND
FINANCIAL HIGHLIGHTS

June 30, 2011	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	Class I

	For the		For the
	Year Ended		Period Ended
	June 30, 2011		June 30, 2010*

Net Asset Value, Beginning of Period	$ 10.26		$ 11.46

Investment Operations:
Net investment loss	(0.10)		(0.03)
Net realized and unrealized gain (loss) on investments	5.01		(1.17)
Total from investment operations	4.91		(1.20)

Distributions:
From net realized gain	(0.24)		-
Total distributions	(0.24)		-

Net Asset Value, End of Period	$ 14.93		$ 10.26

Total Return [1]	48.18%		(10.47)%	[2]

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 1,159		$ 758

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.37%	[4]	3.20%	[3,4]
After fees waived and expenses absorbed	1.47%	[4]	1.42%	[3,4]

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.81)%	[4]	(2.77%)	[3,4]
After fees waived and expenses absorbed	(0.91)%	[4]	(0.99%)	[3,4]

Portfolio turnover rate	487%		398%	[2]

*	The Eventide Gilead Fund Class I shares commenced operations on February 2, 2010.
[1]	Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
[2]	Not annualized.
[3]	Annualized.
[4]

The ratios include 0.03% for the year ended June 30, 2011 and 0.00% for the period ended June 30, 2010 attributed to dividends on securities sold short. The ratios include 0.02% for the year ended June 30, 2011 attributed to interest expense.

The accompanying notes are an integral part of these financial statements.

EVENTIDE GILEAD FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

                                                   ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), (formerly known as Catalyst Funds), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Eventide Gilead Fund (the “Fund”) is one of seventeen series of the Trust. The Fund is registered as a diversified series of the Trust. The Fund commenced operations on July 8, 2008. The Fund’s investment objective is to provide long-term capital appreciation. The investment advisor to the Fund is Eventide Asset Management, LLC (the “Manager”).

The Fund offers four classes of shares, Retail Class, Institutional Class, Class A and Class C. Each differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Investment Valuation - The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information from pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

EVENTIDE GILEAD FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

                                                   ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s investments carried at fair value:

Security Classification (1)	Value	Level 1 – Quoted prices in active markets for identical assets	Level 2 – Significant other observable inputs	Level 3 – Significant unobservable inputs
Common Stocks (2)	$ 14,921,859	$ 14,921,859	$ -	$ -
Corporate Bonds	120,000	-	120,000	-
Short-Term Investments	538,210	-	538,210	-
Totals	$ 15,580,069	$ 14,921,859	$ 658,210	$ -

(1)

As of and during the year ended June 30, 2011, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

During the year ended June 30, 2011, no securities were valued in accordance with the Trust’s good faith pricing guidelines.

b)

Accounting for Options - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as "straddles," "collars" or "spreads") or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

  The effect of derivative instruments on the Statement of Operations for the year ended June 30, 2011 were as follows:

Derivatives not accounted for as hedging instruments under GAAP	Location of gain (loss) on derivatives recognized in income	Realized gain (loss) on derivatives recognized in income
Call options purchased	Net realized gain on investments	$ 174,929
Put options purchased	Net realized gain on investments	(37,573)
Totals		$ 137,356

c)

Short Sales - The Fund may sell securities short.  A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities that have been sold.

EVENTIDE GILEAD FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

                                                   ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d)

Federal Income Tax - The Fund qualifies and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

As of and during the year ended June 30, 2011, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations. During the year ended June 30, 2011, the Fund did not incur any interest or penalties. Management has analyzed the Fund’s tax positions taken or to be taken on Federal income tax returns for all open tax years (tax period or year ended June 30, 2009, June 30, 2010 and June 30, 2011) and has concluded that no provision for income tax is required in these financial statements. These tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examination of the Fund’s tax filings is presently in progress.

e)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

f)

Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

g)

Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

h)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)

Redemption fees and sales charges (loads) - A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class C shares in the event of certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the year ended June 30, 2011, there were no CDSC fees paid to the Manager.

EVENTIDE GILEAD FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

                                                   ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS

At June 30, 2011, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the year ended June 30, 2011 were as follows:

				Net
	Sold	Redeemed	Reinvested	Increase
For the year ended:
June 30, 2011
Retail Class
Shares……………………………	909,697	(728,788)	12,477	193,386
Value…………………………….	$ 12,274,737	$ (9,722,792)	$ 163,579	$ 2,715,524
Class A
Shares……………………………	247,135	(10,366)	1,522	238,291
Value…………………………….	$ 3,342,377	$ (145,550)	$ 19,958	$ 3,216,785
Class C
Shares……………………………	32,701	(2,221)	788	31,268
Value…………………………….	$ 419,955	$ (29,250)	$ 10,231	$ 400,936
Class I
Shares……………………………	25,934	(22,260)	82	3,756
Value…………………………….	$ 346,065	$ (269,297)	$ 1,081	$ 77,849

Transactions in shares of beneficial interest for the year ended June 30, 2010 were as follows:

				Net
	Sold	Redeemed	Reinvested	Increase
For the year ended:
June 30, 2010
Retail Class
Shares……………………………	366,163	(76,346)	2,474	292,291
Value…………………………….	$ 4,037,418	$ (862,194)	$ 27,875	$ 3,203,099
Class A (1)
Shares……………………………	34,811	(855)	56	34,012
Value…………………………….	$ 403,587	$ (9,034)	$ 629	$ 395,182
Class C (1)
Shares……………………………	28,521	(1)	20	28,540
Value…………………………….	$ 321,605	$ (12)	$ 224	$ 321,817
Class I (2)
Shares……………………………	84,385	(10,546)	-	73,839
Value…………………………….	$ 999,934	$ (129,617)	$ -	$ 870,317
(1) The Eventide Gilead Fund Class A shares and Class C shares commenced operations on October 28, 2009. (2) The Eventide Gilead Fund Class I shares commenced operations on February 2, 2010.

(3)

INVESTMENT TRANSACTIONS

For the year ended June 30, 2011, aggregate purchases and sales of investment securities (excluding short-term investments) for the Eventide Gilead Fund were as follows:

Purchases	Sales
$59,671,233	$53,642,591

There were no government securities purchased or sold during the year.

EVENTIDE GILEAD FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

                                                   ANNUAL REPORT

 (4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Eventide Asset Management, LLC acts as investment manager for the Fund pursuant to the terms of the Management Agreement (the "Management Agreement"). Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Manager makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the investment program for the Fund. The Manager pays expenses incurred by it in connection with acting as Manager, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the Management Agreement. The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, except for specific items of expense referred below. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund. For the year ended
June 30, 2011, the Fund incurred $114,869 of management fees, before the waiver and reimbursement described below.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 fees and extraordinary expenses) at 1.42% of the Fund's average daily net assets through October 31, 2011. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees. For the year ended June 30, 2011, the Manager waived management fees of $103,626. The Manager may recapture $103,626, $98,714 and $76,051 no later than June 30, 2014, June 30, 2013 and June 30, 2012, respectively, subject to the terms of the Expense Limitation Agreement. As of June 30, 2011, $1,438 was due from the Manager to the Fund under this Expense Limitation Agreement.

Effective December 1, 2010, the Trust has entered into an Management Services Agreement (the "Management Services Agreement") with Abbington Capital Group, LLC ("Abbington"). Pursuant to the Management Services Agreement, Abbington provides sponsorship, management and supervisory services. For Abbington’s services to the Fund, the Fund pays Abbington a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the year ended June 30, 2011, the Fund incurred $11,299 for such fees, with $1,587 remaining payable at June 30, 2011.

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix 360 Administration, LLC (formerly Matrix Capital Group, Inc.) ("Matrix"). Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For Matrix’s services to the Fund, the Fund pay Matrix a base fee of $20,000 annually, an annualized asset-based fee of 0.25% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. Effective December 1, 2010, the Fund pays Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.15% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the year ended June 30, 2011, the Fund incurred $49,233 for such fees including out of pocket expenses, with $5,089 remaining payable at June 30, 2011.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund. For these services Matrix will receive a base fee of $12,000 per year. For the year ended June 30, 2011, Matrix earned $12,000 of compliance fees, with $1,000 remaining payable at June 30, 2011.

Matrix also acts as Distributor of the Fund’s shares. For the year ended June 30, 2011, Matrix received no commissions from the sale of Class A shares. Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Matrix also acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments. For those services, Matrix received $153,968 of brokerage commissions for the year ended June 30, 2011.

Certain officers of the Fund are officers and/or employees of Matrix. A Trustee of the Trust is an officer and owner of Abbington.

EVENTIDE GILEAD FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

                                                   ANNUAL REPORT

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which each Fund will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.25% per annum for the Retail Class shares, up to 0.25% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Retail Class shares are currently paying 0.20% per annum of 12b-1 fees, Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares. The Manager reimburses the Distributor for this expense, and recoups the expense during the first year as it receives 12b-1 payments. The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. For the year ended June 30, 2011, the Fund incurred $16,877, $4,055 and $5,479 of 12b-1 fees for the Retail Class, Class A and Class C shares, respectively.

For the year ended June 30, 2011, the Manager received no contingent deferred sales charges from certain redemptions of the Fund’s Class C shares. The respective shareholders pay such charges, which are not an expense of the Fund.

For the year ended June 30, 2011, the Manager received $7,913 in underwriter concessions from the sale of Fund shares.

(5)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) of investments at June 30, 2011 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 13,457,453	$ 2,281,535	$ (158,919)	$ 2,122,616

The difference between book basis and tax-basis unrealized appreciation at June 30, 2011 is attributable primarily to the tax deferral of losses on wash sales.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. As of June 30, 2011, the Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Net Unrealized Appreciation	$ 2,122,616
Undistributed Ordinary Income	1,012,956
Undistributed Capital Gains	5,841
Distributable Earnings, Net	$ 3,141,413

Undistributed ordinary income and capital gains shown above differs from corresponding undistributed net realized gain figure reported in the statement of assets and liabilities due to the tax deferral of losses on wash sales and the tax classification of short-term realized gains as ordinary income.

In accordance with the accounting pronouncements, the Fund has recorded reclassifications in its capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders. As of June 30, 2011, the Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

Accumulated	Accumulated
Net Investment	Net Realized
Income (Loss)	Gain on Investments
$ 129,291	$ (129,291)

EVENTIDE GILEAD FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

                          ANNUAL REPORT

 (6)

DISTRIBUTIONS TO SHAREHOLDERS

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The information set forth below is for the Fund’s fiscal year as required by federal securities laws.

The tax character of dividends paid by the Fund were as follows:

	For the year ended	For the year ended
Distributions paid from:	June 30, 2011	June 30, 2010
Ordinary Income	$ 172,139	$ 31,959
Long-Term Capital Gains	46,477	-

(7)

OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(8)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

(9)

RECENT ACCOUNTING PRONOUNCEMENTS

The Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund's financial statements.

EVENTIDE GILEAD FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

                          ANNUAL REPORT

(10)

THE REGULATED INVESTMENT COMPANY MODERNIZATION ACT

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

Capital losses incurred after December 31, 2010 may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

the Mutual Fund Series Trust and the Shareholders

of the Eventide Gilead Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Eventide Gilead Fund, a series of shares of beneficial interest of the Mutual Fund Series Trust (formerly the Catalyst Funds), as of June 30, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the each of the years and periods presented in the two-year period then ended and for the period from July 8, 2008 (commencement of operations) to June 30, 2009. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Eventide Gilead Fund, as of June 30, 2011, the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

August 29, 2011

EVENTIDE GILEAD FUND

Additional Information

June 30, 2011 (Unaudited)

                          ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-453-7877; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-453-7787; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. During the fiscal year ended June 30, 2011, the following dividends and distributions per share were paid by the Fund:

	Ordinary Income	Long-Term Capital Gains
Eventide Gilead Fund – Retail Class Eventide Gilead Fund – Class A Eventide Gilead Fund – Class C Eventide Gilead Fund – Class I	$ 0.189170 0.189170 0.189170 0.189170	$ 0. 051075 0. 051075 0. 051075 0. 051075

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2012 to determine the calendar year amounts to be included on their 2011 tax returns. Shareholders should consult their own tax advisors.

Board Deliberations Regarding Renewal of Eventide Gilead Fund Advisory Agreement (Unaudited)

At a meeting of the Board of Trustees of Mutual Fund Series Trust (the "Trust") on May 23, 2011, the Board considered the renewal of the Management Agreement between Eventide Asset Management, LLC (“Eventide”) and the Trust on behalf of the Eventide Gilead Fund (for the purposes of this section, the “Fund”). The Trustees reviewed a report prepared by Eventide setting forth, and Eventide’s responses to, a series of questions regarding, among other things, the investment performance of the Fund since inception, Eventide’s services to the Fund, comparative fee and expense information, and Eventide’s profitability from managing the Fund.  The Trustees noted that Eventide is not affiliated with the transfer agent, underwriter, or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.  The Trustees did note, however, that Eventide receives the benefit of 12b-1 fees that are used to enhance the distribution of the Fund.

As to the nature, extent and quality of the services provided by Eventide to the Fund, the Trustees reviewed Eventide’s Form ADV, Parts 1 and 2, which provided an overview of the services provided by Eventide, as well as information on the corporate structure, officers, owners, and compliance record of Eventide.  The Board considered Eventide’s duties under the terms of the Management Agreement.

The Trustees noted that Eventide had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Fund’s investment policies and limitations, as well as federal securities laws.  The Trustees also noted that Eventide had reported an unintentional violation of its code of ethics by the Adviser’s Chief Compliance Officer, and that the violation had been remedied and procedures updated to prevent a repeat occurrence.  The Trustees considered the scope of the services provided by Eventide and noted that Eventide is responsible for maintaining and monitoring its compliance program and the compliance program for the Fund.  The Trustees considered the investment experience of the portfolio manager to the Fund, as well as the quality of the administrative support services provided by Eventide.  The Trustees concluded that, overall, they were satisfied with the nature, extent, and quality of the services provided to the Fund under the Management Agreement.

As to the Fund’s performance, the Board referred to the performance report from Matrix, which contained the Fund’s returns as of April 30, 2011 for the 1-month, 3-month, year-to-date, 12-month, and since inception periods.  The Board noted that the Fund’s Retail Class shares had outperformed the S&P 500 for each period, including by more than 1,000 basis points since the inception of the Fund. The Trustees also considered the Fund’s performance against a peer group of funds provided by the adviser.  The Board noted that the Fund had outperformed the peer group’s average performance for the one-year period, but lagged the average for the year-to-date period.  The Trustees noted the relatively short time period for evaluating the Fund’s adviser and concluded that the Fund’s performance was acceptable.

As to the costs of the services to be provided and the profits to be realized by Eventide, the Trustees reviewed Eventide’s analysis of its profitability and its financial condition, and noted that Eventide is participating in expense cap arrangements and is not earning a profit on its services to the Fund.  Based on their review, the Trustees concluded that they were satisfied that Eventide’s level of profitability from its relationship with the Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee paid by the Fund and the total expense ratio of the Fund and compared that ratio to those paid by funds in a peer group.  The Board noted that, although the Fund’s management fee was higher than the average fee for the peer group, the Fund’s expense ratio was only two basis points higher than the peer group’s average. The Trustees also considered the management fee paid by the Fund compared to the fees charged by Eventide for advisory services it provides to two separate portfolios for which it is responsible.  The Trustees concluded that the Fund’s management fees were acceptable in light of the quality of services the Fund receives from Eventide.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for Eventide to share its economies of scale with the Fund, and their respective shareholders if a Fund experiences a substantial growth in assets.  However, the Trustees recognized that the Fund had not yet reached asset levels where Eventide could realize significant economies of scale, and such growth was not likely to occur within the next year, and thus a discussion regarding economies of scale was not relevant at that time.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Management Agreement between the Trust and Eventide is in the best interests of the Fund and its respective shareholders.

TRUSTEES AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust, and their principal occupation during the past five years. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Manager, are indicated in the table. The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-877-477-7373.

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held During Past 5 Years
Independent Trustees
Tobias Caldwell c/o Mutual Fund Series Trust (Formerly known as Catalyst Funds) 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1967	Trustee	Indefinite/ Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999; Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	17	None

Tiberiu Weisz c/o Mutual Fund Series Trust (Formerly known as Catalyst Funds) 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1949	Trustee	Indefinite/ Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	17	None

Dr. Bert Pariser c/o The MITCU Corp. 860 East Broadway Suite 2D Long Beach, NY 11561 Year of Birth: 1940	Trustee	Indefinite/ Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	17

ValueLogix Inc., NB Engineering Inc., Enhanced Services Company, Inc., Laptop Solutions, Inc., Sonic Needle Corporation, Heat Systems Incorporated, Alcide Corporation, Adelphi Research Corporation, Health Delivery Systems, Inc.

Interested Trustees and Officers
Jerry Szilagyi * 5 Abbington Drive Lloyd Harbor, NY 11743 Year of Birth: 1962	Trustee	Indefinite/ Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, 1/2006- present; President, Abbington Capital Group LLC, 1998- present; President, Cross Sound Capital LLC, 6/2011 to present; President, Mutual Advisors, Inc., 3/2011 to present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 2010; SVP Business Development, Integrity Mutual Funds, Inc., 5/2003- 7/2006.	17	None

TRUSTEES AND OFFICERS (Unaudited) (continued)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held During Past 5 Years
Interested Trustees and Officers (continued)
Christopher Anci 420 Lexington Avenue Suite 601 New York, NY 10170 Year of Birth: 1968	President	Indefinite/ Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 2004); President of LM Anderson Securities, a broker-dealer, since 2002.	N/A	N/A

* Jerry Szilagyi is deemed an interested Trustee because he is an officer of Catalyst Capital Advisors, LLC., the investment manager of the Catalyst Value Fund, Catalyst Strategic Value Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund and Catalyst/Groesbeck Growth of Income Fund.

David F. Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Year of Birth: 1947	Secretary, Treasurer, Principal Financial Officer and Chief Compliance Officer (CCO)	One Year/ Secretary since 2006; Treasurer since 2006; CCO since 2007	Senior V.P. of Matrix Capital Group, Inc. since 2005.	N/A	N/A

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman. The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the most recent fiscal year ended June 30, 2011.

Name of Trustee[1]	Aggregate Compensation From the Eventide Gilead Fund	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Eventide Gilead Fund Paid to Trustees[2]
Independent Trustees
Tobais Caldwell	$968	Not Applicable	Not Applicable	$968
Tiberiu Weisz	$821	Not Applicable	Not Applicable	$821
Bert Pariser	$821	Not Applicable	Not Applicable	$821
Interested Trustees
Jerry Szilagyi	None	Not Applicable	Not Applicable	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to the seventeen portfolios of the Trust.

2 Figures are for the year ended June 30, 2011.

Mutual Fund Series Trust

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Eventide Asset Management, LLC

60 State Street

 Suite 700

Boston, MA 02109

ADMINISTRATOR & TRANSFER AGENT

Matrix 360 Administration, LLC

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH 45202-4089

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH 43219

ITEM 2.

CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2011	2010
Catalyst Value Fund	10,000	10,000
Catalyst Strategic Value	11,000	0
Catalyst/SMH High Income Fund	11,500	11,500
Catalyst/SMH Total Return Income Fund	11,500	11,500
Catalyst/Groesbeck Growth of Income Fund	10,000	10,000
SMH Representation Trust	10,000	7,000
Listed Private Equity Plus Fund	11,000	11,000
AmericaFirst Quantitative Strategies Fund	11,000	11,000
AmericaFirst Absolute Return Fund	11,000	11,000
AmericaFirst Income Trends Fund	11000	0
AmericaFirst Defensive Growth Fund	10,500	0
Day Hagan Tactical Allocation Fund of ETFs	11,000	11,000
Eventide Gilead Fund	10,000	10,000

(b)

Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2011	2010
Catalyst Value Fund	2,000	2,000
Catalyst Strategic Value Fund	2,000	0
Catalyst/SMH High Income Fund	2,500	2,500
Catalyst/SMH Total Return Income Fund	2,500	2,500
Catalyst/Groesbeck Growth of Income Fund	2,000	2,000
SMH Representation Trust	2,500	2,500
Listed Private Equity Plus Fund	2,000	2,000
AmericaFirst Quantitative Strategies Fund	2,000	2,000
AmericaFirst Absolute Return Fund	2,500	2,000
AmericaFirst Income Trends Fund	2,500	0
AmericaFirst Defensive Growth Fund	2,000	0
Day Hagan Tactical Allocation Fund of ETFs	2,000	2,000
Eventide Gilead Fund	2,000	2,000

(d)

All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2011 and 2010 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2011 and 2010 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.

SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.

CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.

EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)         Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Christopher F. Anci	/s/ Christopher F. Anci__________
President,
Date: September 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Christopher F. Anci	/s/ Christopher F. Anci___________
President
Date: September 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By David F. Ganley	/s/ David F. Ganley_____________
Treasurer
Date: September 6, 2011